Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information
Entity Registrant Name	TRANSCANADA CORP
Entity Central Index Key	0001232384
Document Type	40-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	863,759,075
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY